Revenue Disaggregation (Tables)	3 Months Ended
Mar. 31, 2026
Revenue Disaggregation
Schedule of Disaggregation of Revenue

The following table sets forth disaggregation of net revenue by operating segment for the three months ended March 31, 2026 and 2025:

	Three Months Ended
	March 31, 2026	March 31, 2025
Wholesale concentrates	$8,490,773	$8,380,413
Retail	886,229	1,017,848
Corporate and other	-	-
Total net revenues	$9,377,002	$9,398,261